Retirement Plans	12 Months Ended
Mar. 31, 2015
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Pension And Other Postretirement Benefits Disclosure Text Block

8. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Annual contributions are made to the Plan sufficient to satisfy legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two-year period ended March 31, 2015 and a statement of the unfunded status as of March 31, 2015 and 2014:

	2015	2014
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$170,478	$163,531
Service cost	8,515	7,752
Interest cost	8,236	7,592
Plan amendments	952	-
Actuarial loss (gain)	30,556	(3,109)
Benefit payments and expenses	(5,829)	(5,288)
Benefit obligation at end of year	$212,908	$170,478

Change in Plan Assets

Fair value of plan assets at beginning of year	$154,650	$135,016
Actual gain on plan assets	8,777	22,922
Employer contributions	350	2,000
Benefit payments and expenses	(5,829)	(5,288)
Fair value of plan assets at end of year	$157,948	$154,650

Unfunded Status	$(54,960)	$(15,828)

The unfunded status increased by $39.1 million during 2015 reflecting the actual fair value of plan assets and the projected benefit obligation as of March 31, 2015. This unfunded status increase was recognized via the actual gain on plan assets and the increase in accumulated other comprehensive loss of $20.6 million after the income tax benefit of $13.2 million. The increase in projected benefit obligation was a function of a decrease in the discount rate from 4.85% to 4.15% and the change to using an updated mortality table. During 2015, the Company converted to the RP-2014 Blue Collar and Generational Improvement mortality table for calculating the pension obligation and the related pension expense. This change increased the projected benefit obligation by $6.6 million and had no impact on 2015 pension expense. This conversion is expected to increase the 2016 defined benefit pension plan expense by $1.2 million. Plan assets increased from $154.7 million as of March 31, 2014 to $157.9 million as of March 31, 2015 due to a continued recovery in market conditions and the $0.4 million contribution by the Company. The Company made this contribution to maintain its funding status at an acceptable level.

	2015	2014
	(In thousands)
Amounts Recognized in Accumulated Other
Comprehensive Pre-Tax Loss

Prior service cost	$(952)	$-
Net loss	$(50,883)	$(18,094)
Accumulated other comprehensive pre-tax loss	$(51,835)	$(18,094)

Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2014	$(11,252)

Other comprehensive loss before reclassifications	(20,552)
Reclassified from accumulated other comprehensive loss	-
Net current period other comprehensive loss	(20,552)
Balance at March 31, 2015	$(31,804)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2015, 2014, and 2013:

	2015	2014	2013
	(In thousands)
Service cost	$8,515	$7,752	$6,988
Interest cost	8,236	7,592	7,265
Expected return on plan assets	(11,360)	(9,938)	(8,603)
Amortization of net loss	350	2,434	3,190
Net periodic benefit cost	$5,741	$7,840	$8,840

The Plan’s accumulated benefit obligation was $188.5 million at March 31, 2015, and $152.2 million at March 31, 2014.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

	2015	2014

Discount rate - benefit obligation	4.15%	4.85%
Discount rate - pension expense	4.85%	4.70%
Expected return on plan assets	7.25%	7.50%
Rate of compensation increase	3.00%	3.00%

The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2016	2015	2014

Plan Assets

Equity securities	99%	97%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1	3	1
Total	100%	100%	100%

All securities, which are valued at fair market value, are considered to be level 1 due to their public active market.

Expected Return on Plan Assets

The expected long-term rate of return on Plan assets is 7.25%. The Company expects 7.25% to fall within the 40-to-50 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan’s target asset allocation.

Investment Policy and Strategy

The Company maintains an investment policy designed to achieve a long-term rate of return, including investment income through dividends and equity appreciation, sufficient to meet the actuarial requirements of the Plan. The Company seeks to accomplish its return objectives by prudently investing in a diversified portfolio of public company equities with broad industry representation seeking to provide long-term growth consistent with the performance of relevant market indices, as well as maintain an adequate level of liquidity for pension distributions as they fall due. The strategy of being fully invested in equities has historically provided greater rates of return over extended periods of time. The Company’s gain on plan assets during 2015 was 5.7% as compared to the S&P 500 unaudited gain (including dividends) of 12.7%. Plan assets include Company common stock with a fair market value of $14.4 million as of March 31, 2015 and $11.6 million as of March 31, 2014.

Cash Flows

Expected contributions for fiscal year ending March 31, 2016 (in thousands):

Expected Employer Contributions $ - Expected Employee Contributions -

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2016	$6,184
2017	6,630
2018	7,315
2019	7,978
2020	8,729
2021-2024	55,676

401(k) Plans

The Company also has employees’ savings 401(k) plans covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may make contributions up to the legal limit. The Company’s matching contributions are discretionary. Costs charged to operations for the Company’s matching contributions amounted to $2.3 million, $2.3 million, and $1.7 million in fiscal 2015, 2014, and 2013, respectively. In fiscal 2015, the matching contribution included $2.2 million of treasury stock and $0.1 million of cash match. In fiscal 2014, the matching contribution included $2.0 million of treasury stock and $0.1 million of cash match. The stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.

Multi-employer Plan

The Company contributes to the Teamsters California State Council of Cannery and Food Processing Unions, International Brotherhood of Teamsters Pension Fund (Western Conference of Teamsters Pension Plan# 91-6145047/001) ("Teamsters Plan") under the terms of a collective-bargaining agreement with some of its Modesto, California employees. The term of the current collective bargaining agreement is June 1, 2012 through June 30, 2015.

For the fiscal years ended March 31, 2015, March 31, 2014 and March 31, 2013, contributions to the Teamsters Plan were $2.4 million each year. The contributions to this plan are paid monthly based upon the number of hours worked by covered employees. They represent less than 5% of the total contributions received by this plan during the most recent plan year.

The risks of participating in multi-employer plans are different from single-employer plans in the following aspects: (a) assets contributed to a multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (b) if a participating employer stops contributing to the multi-employer plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (c) if the Company chooses to stop participating in the plan, the Company may be required to pay a withdrawal liability based on the underfunded status of the plan.

The Teamsters Plan received a Pension Protection Act “green” zone status for the plan year beginning January 1, 2014. The zone status is based on information the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the green zone are at least 80 percent funded.